Stock-Based Compensation (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	May 11, 2017	Apr. 12, 2017	Apr. 11, 2017	Apr. 14, 2016	Jan. 06, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 26, 2015	Jan. 31, 2015
Compensation expense						$ 17,000	$ 5,000	$ 28,000	$ 13,000	$ 18,000	$ 543,000
Total unrecognized compensation expense						154,000		$ 154,000		$ 37,000
Unrecognized compensation expense weighted average period								2 years 6 months		2 years
Non-cash compensation expense								$ 374,335	363,604	$ 524,841	$ 2,953,969
Weighted-average grant date fair value of options granted								$ 0.57		$ 0.88	$ 0.65
Remaining value of the stock options											$ 1,509
Number of options granted								265,000		10,000
Exercisable term								1 year 10 months 24 days		1 year 4 months 24 days
2008 Equity Incentive Plan [Member]
Increase in number of shares authorized		1,732,023	150,000
Stock Options Two [Member]
Number of options granted										10,000
Option fair value										$ 8,800
Exercisable term										5 years
Vesting term										3 years
Option granted share based compensation expense										$ 2,000
Stock Options One [Member]
Number of options granted											121,000
Option fair value													$ 79,000
Exercisable term											5 years
Vesting term											4 years
Option granted share based compensation expense										$ 16,000	$ 26,000
Equity Incentive Plan 2008 [Member]
Increase in number of shares authorized				200,000	290,000
Number of shares authorized										1,582,023
Number of shares available for issuance										365,188
We Sell Cellular LLC [Member]
Remaining value of the stock options												$ 330,000
Restricted Stock Units (RSUs) [Member] | Advisor [Member]
Compensation expense										$ 16,000
Number of shares granted										18,000
Restricted Stock Units (RSUs) [Member] | Advisor [Member] | Minimum [Member]
Share price (in dollars per share)						$ 0.60		$ 0.60		$ 0.51	$ 1.00
Restricted Stock Units (RSUs) [Member] | Advisor [Member] | Maximum [Member]
Share price (in dollars per share)						$ 0.85		$ 0.85
Restricted Stock Units (RSUs) [Member]
Unrecognized compensation expense weighted average period								2 years 6 months
Weighted average remaining contractual life outstanding & exercisable								10 months 24 days
Non-cash compensation expense						$ 115,000	$ 87,000	$ 346,000	$ 351,000
Toatal unrecognized compensation expense						367,000		367,000
Restricted Stock Units (RSUs) [Member] | Advisor [Member]
Compensation expense						3,700		$ 12,900
Number of shares granted								18,000
Aggregate grant date fair value						12,900		$ 12,900
Number of options granted								2,000
Option granted share based compensation expense						800		$ 1,500
Restricted Stock Units (RSUs) [Member] | Advisor [Member] | Minimum [Member]
Fair value of common stock								$ 0.70
Restricted Stock Units (RSUs) [Member] | Advisor [Member] | Maximum [Member]
Fair value of common stock								$ 0.80
Stock Options [Member]
Number of options granted	265,000
Option fair value	$ 151,100
Exercisable term	5 years
Vesting term	3 years
Option granted share based compensation expense						$ 13,000		$ 17,000
Warrant [Member]
Number of warrants outstanding						797,083		797,083		801,250	802,520
Number of warrants exercisable						797,083		797,083		801,250	802,520
Weighted average exercise price (in dollars per share)						$ 3.19		$ 3.19		$ 3.19	$ 3.21
Weighted average remaining contractual life outstanding & exercisable								1 year 9 months 18 days	2 years 9 months 18 days	2 years 9 months 18 days	3 years 7 months 6 days
Aggregate intrinsic value						$ 0		$ 0		$ 0	$ 0